Investments in equity-accounted Investees (Details 1) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in equity-accounted Investees [Line Items]
Investments in associates	$ 5,973,127	$ 5,286,487
Lextar Electronics Corp [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Manufacturing and sales of Light Emitting Diode
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	27.00%	27.00%
Investments in associates	$ 3,082,178	$ 3,104,955
Raydium Semiconductor Corporation [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	IC design
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	18.00%	18.00%
Investments in associates	$ 716,381	$ 678,908
Daxin Materials Corp [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Research, manufacturing, and sales of display related chemicals
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	25.00%	25.00%
Investments in associates	$ 654,940	$ 573,571
Other associate [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Investments in associates	$ 82,333	$ 26,060
Star River Energy Corporation [Member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Holding company
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	34.00%	34.00%
Investments in associates	$ 434,421	$ 533,840
SSEC [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Holding company
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	33.00%	37.00%
Investments in associates	$ 1,002,874	$ 369,153